Cash and cash equivalents - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash and bank overdrafts at end of year comprise:
Cash and cash equivalents not available for general use	£ 190	£ 200
Consumer Healthcare Business
Cash and bank overdrafts at end of year comprise:
Transferred to assets held for sale	£ 1,421